February 28, 2026
2026 Quarterly Report (Unaudited)

BlackRock California Municipal Series Trust
• BlackRock California Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
February 28, 2026
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Fixed Income Funds — 1.0%
iShares California Muni Bond ETF(a)(b)	420,000	$ 24,532,200
Total Investment Companies — 1.0% (Cost: $24,532,074)		24,532,200

	Par (000)
Municipal Bonds
California — 85.3%
Corporate — 13.6%
California Community Choice Financing Authority, RB
Sustainability Bonds, 5.00%, 12/01/35	$24,500	27,591,028
Sustainability Bonds, 5.50%, 10/01/54(c)	14,315	15,731,839
Series A, Sustainability Bonds, 5.00%, 01/01/56(c)	15,000	16,069,491
Series B, Class B, Sustainability Bonds, 5.00%, 03/01/56(c)	45,000	49,984,222
Series D, Sustainability Bonds, 5.00%, 02/01/55(c)	20,110	22,249,071
Series E, Sustainability Bonds, 5.00%, 10/01/56(c)	60,000	67,196,417
Series E-1, Sustainability Bonds, 5.00%, 02/01/54(c)	51,000	55,156,429
Series F, Sustainability Bonds, 5.00%, 11/01/33	15,000	16,599,678
Series F, Sustainability Bonds, 5.00%, 02/01/55(c)	27,535	30,226,078
Series G, Sustainability Bonds, 5.00%, 11/01/55(c)	22,460	23,672,898
California Municipal Finance Authority, RB, Series B, AMT, 3.25%, 07/01/51(c)	4,450	4,452,407
California Pollution Control Financing Authority, RB(c)(d)
Series A-1, AMT, 3.25%, 11/01/42	2,250	2,250,393
Series A2, AMT, 3.25%, 11/01/42	2,625	2,625,458
		333,805,409
County/City/Special District/School District — 26.9%
Alameda County Fire Department, GO, 06/01/50	2,850	3,070,228
Benicia Unified School District, GO, Series B, Election 2024, 5.00%, 08/01/51	2,500	2,678,978
Brea Olinda Unified School District, GO, Series A, 5.00%, 08/01/49	2,050	2,200,304
Butte-Glenn Community College District, GO, Series D, Election 2016, 5.00%, 08/01/50	7,205	7,735,126
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 1.60%, 10/01/29	3,575	3,344,453
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	14,310	15,454,723
Chaffey Community College District, GO, Series B-1, Election 2018, 5.50%, 06/01/49	7,500	8,355,287
Chaffey Joint Union High School District, GO, Series H, Election 2012, 5.00%, 08/01/49	3,045	3,268,540
Chino Valley Unified School District, GO, Series D, 5.00%, 08/01/49	3,075	3,300,742
Citrus Community College District, GO
Series B, Election 2020, 5.00%, 08/01/46	3,840	4,187,054
Series B, Election 2020, 5.00%, 08/01/49	1,680	1,802,090
City of Lake Elsinore California, ST
5.00%, 09/01/41	500	535,038
5.00%, 09/01/46	475	493,607
5.00%, 09/01/51	650	661,942
5.00%, 09/01/55	650	659,063
City of Sacramento California Transient Occupancy Tax Revenue, RB, Series A, 5.00%, 06/01/48	10,000	10,278,303
City of San Jose California, GO
Series A, 5.00%, 09/01/48	5,810	6,336,068
Security	Par (000)	Value
County/City/Special District/School District (continued)
City of San Jose California, GO (continued)
Series A, 5.00%, 09/01/49	$8,920	$ 9,676,278
Series A, 5.00%, 09/01/50	7,535	8,157,894
Series A, 5.00%, 09/01/51	7,705	8,320,975
City of Wildomar, ST
5.00%, 09/01/46	325	336,460
5.00%, 09/01/51	600	610,105
5.00%, 09/01/55	550	558,507
Clovis Unified School District, GO, Series A, Election 2024, 5.00%, 08/01/50	4,665	4,921,260
Coast Community College District, GO, Series B, Election 2002, (AGM), 0.00%, 08/01/30(e)	26,425	23,855,885
Cupertino Union School District, GO, Series A, Election 2024, 5.75%, 08/01/50	4,840	5,543,109
Del Mar Union School District, GO, Series B, Election 2018, 4.00%, 08/01/46	4,280	4,332,173
Desert Community College District, GO, Election 2016, 5.00%, 08/01/51	13,275	14,279,140
Foothill-De Anza Community College District, GO
Series D, Election 2020, 5.00%, 08/01/43	3,000	3,429,117
Series D, Election 2020, 5.00%, 08/01/44	3,150	3,548,853
Series D, Election 2020, 5.00%, 08/01/45	3,000	3,337,043
Fremont Unified School District/Alameda County California, GO, Series A, Election 2024, 5.25%, 08/01/43	7,565	8,556,772
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	22,500	22,445,876
Glendale Community College District, GO, Series A, Election 2024, 5.00%, 08/01/50	2,500	2,675,859
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, Series A, 5.00%, 07/01/42	8,945	9,907,667
Los Angeles County Public Works Financing Authority Refunding RB, Series H, 5.50%, 12/01/49	6,500	7,243,285
Los Gatos Union School District, GO, Election 2024, 5.00%, 08/01/52	12,275	13,072,179
Lucia Mar Unified School District, GO
Series D, Election 2016, 5.25%, 08/01/47	9,275	9,921,655
Series A, Election 2024, 08/01/51(f)	1,500	1,616,530
Maryland Community Development Administration, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 08/01/52	5,985	6,399,759
Modesto High School District, GO, Series B, Election 2022, 5.25%, 08/01/50	3,325	3,656,022
Mt San Antonio Community College District, GO, Series A, Election 2024, 5.00%, 08/01/50	23,095	25,001,063
Salinas Union High School District, GO, Series B, Election 2020, 5.00%, 08/01/48	9,410	10,155,436
San Bernardino Community College District, GO, Series B, Election 2018, 5.00%, 08/01/49	14,000	14,748,219
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 10/15/47	15,000	16,272,397
Series A, 5.00%, 10/15/49	1,810	1,934,679
Series A, 5.00%, 10/15/50	24,035	25,676,788
San Diego Unified School District, GO
Series I, Election 2012, 5.00%, 07/01/47	4,750	4,839,638
Series C-3, Election 2022, 5.00%, 07/01/50	24,420	26,222,782
Series A-3, Sustainability Bonds, 5.00%, 07/01/48	14,500	15,534,202
Series N2, Sustainability Bonds, 5.00%, 07/01/48	5,990	6,417,233

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
San Francisco Bay Area Rapid Transit District, GO
Series A, Election 2016, Sustainability Bonds, 5.00%, 08/01/47	$4,000	$ 4,071,537
Series D1, Sustainability Bonds, 5.25%, 08/01/47	11,805	12,698,535
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, Sustainability Bonds, 1.00%, 10/01/26(g)	27,880	27,737,787
San Jose Unified School District, GO, Series C, Election 2002, (NPFGC), 0.00%, 06/01/31(e)	25,000	22,153,862
San Leandro Unified School District, GO, Series B, 5.25%, 08/01/48	8,335	9,001,060
San Luis Coastal Unified School District, GO, Series B, Election 2022, 5.00%, 08/01/50	5,825	6,144,171
San Luis Obispo County Financing Authority, Refunding RB, 5.50%, 11/15/47	5,165	5,672,960
San Marcos Unified School District, GO, Series A, Election 2024, 5.25%, 08/01/50	13,250	14,460,324
San Mateo County Community College District, GO, Series B, Election 2014, 5.00%, 09/01/45	24,000	24,942,732
San Mateo Foster City Public Financing Authority, RB, 4.00%, 05/01/45	4,000	4,006,155
San Mateo Foster City School District, GO
Series C, Election 2020, 5.00%, 08/01/43	2,380	2,655,032
Series C, Election 2020, 5.00%, 08/01/51	11,500	12,194,255
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	10,000	9,968,973
Santa Clarita Community College District, GO, Election 2016, 5.25%, 08/01/48	8,545	9,182,592
Santa Rosa High School District, GO, Series B, 5.25%, 08/01/50	8,265	8,995,640
Solano County Community College District, GO, Series G, Election 2012, 5.00%, 08/01/50	6,330	6,816,291
Tamalpais Union High School District, GO
Series A, Election 2024, 4.00%, 08/01/46	13,420	13,607,812
Series A, Election 2024, 4.00%, 08/01/47	10,000	10,093,998
Series A, Election 2024, 4.00%, 08/01/48	7,965	8,012,243
Series A, Election 2024, 4.13%, 08/01/49	9,490	9,586,900
Series A, Election 2024, 4.13%, 08/01/50	12,000	12,087,010
Tracy Unified School District School Facilities Improvement District No 3, GO, Series A, Election 2024, 5.00%, 08/01/50	2,635	2,835,288
Victor Valley Union High School District, GO, Series A, Election 2024, 5.25%, 08/01/50	4,500	4,867,154
West Valley-Mission Community College District, GO
Series A, 4.00%, 08/01/44	8,345	8,374,230
Series B, 4.00%, 08/01/47	15,000	15,035,239
		662,768,166
Education — 5.7%
California Infrastructure & Economic Development Bank, RB, CAB, 0.00%, 01/01/60(e)	37,500	3,539,055
California Municipal Finance Authority, RB, 4.65%, 05/01/30	400	414,628
California Municipal Finance Authority, Refunding RB(d)(h)(i)
5.00%, 08/01/39	835	628,893
5.00%, 08/01/48	1,795	1,197,849
California Public Finance Authority, RB, Series B, 5.00%, 07/01/26(d)	40	39,881
California School Finance Authority, RB, Series A, 6.00%, 07/01/51(d)	1,500	1,504,456
Security	Par (000)	Value
Education (continued)
California School Finance Authority, Refunding RB, Series A, 4.75%, 06/01/44(d)	$810	$ 806,627
California State University, RB, Series A, 5.25%, 11/01/48	4,535	4,955,109
California State University, Refunding RB
Series A, 5.00%, 11/01/43	18,000	18,845,755
Series A, 5.25%, 11/01/50	32,000	35,335,846
Series B, 1.67%, 11/01/29	9,000	8,390,794
Series B, 1.85%, 11/01/31	6,750	6,066,578
Series D, 1.69%, 11/01/29	5,000	4,664,270
University of California, RB(f)
Series CE, 11/15/39	6,000	7,355,657
Series CE, 11/15/41	20,000	23,245,640
Series CF, 11/15/41	20,000	23,736,184
		140,727,222
Health — 3.7%
California Health Facilities Financing Authority, Refunding RB
Series A, 5.25%, 08/15/50	2,995	3,250,458
Series A-2, Class B, (BAM-TCRS), 4.00%, 11/01/44	4,000	3,932,657
Series B, 5.00%, 11/15/46	9,965	10,058,806
California Public Finance Authority, RB
Series A, 6.20%, 06/01/44(d)	11,380	11,412,062
Series A, 5.00%, 07/15/46	8,580	9,156,280
Series A, 6.50%, 06/01/54(d)	3,000	2,926,995
Series B, 8.25%, 06/01/33	12,930	13,487,817
California Public Finance Authority, Refunding RB, Series A, 5.00%, 08/01/47	6,000	6,107,710
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	28,130	29,902,511
		90,235,296
Housing — 1.5%
California Housing Finance Agency, RB, M/F Housing
Subordinate, 8.00%, 12/01/56(c)	3,045	3,060,742
Series P-S, Subordinate, 8.00%, 07/01/67(c)(d)	5,395	5,491,810
Series A, Sustainability Bonds, 4.75%, 08/01/45	13,000	13,569,817
California Municipal Finance Authority, RB, M/F Housing
6.00%, 02/01/38(c)	6,100	6,147,612
Series A, 6.10%, 12/01/37	6,000	6,162,521
Series A-S, Subordinate, 8.13%, 08/01/56(c)(d)	1,000	1,008,439
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 4.00%, 07/01/58(d)	1,205	736,880
		36,177,821
State — 3.4%
California State Public Works Board, RB
Series A, 5.00%, 04/01/49	42,215	45,188,726
Series A, 5.00%, 04/01/50	10,000	10,708,700
Series C, 5.00%, 11/01/50	5,000	5,372,895
State of California, GO, Class C, 5.00%, 11/01/50	5,000	5,382,280
State of California, Refunding GO
5.50%, 08/01/49	5,750	6,429,739
Class B, 5.10%, 09/01/35	10,000	10,592,438
		83,674,778
Tobacco — 2.4%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	2,595	2,482,851
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(e)	7,620	1,476,790
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
California Statewide Financing Authority, RB(d)(e)
Series D, 0.00%, 06/01/55	$20,750	$ 1,279,700
Series L, 0.00%, 06/01/55	91,500	5,710,936
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42	3,105	2,483,173
Series A-1, 3.71%, 06/01/41	4,135	3,348,680
Series A-1, Class A1, 3.49%, 06/01/36	1,310	1,144,890
Series B, 5.00%, 06/01/51	18,440	18,336,214
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(e)	104,805	11,173,838
Inland Empire Tobacco Securitization Corp., RB, 0.00%, 06/01/57(e)	34,680	2,758,454
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	8,055	8,147,747
		58,343,273
Transportation — 16.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB
Series B, 5.56%, 07/01/32	755	793,987
Series B, AMT, 5.25%, 07/01/49	11,875	12,587,323
California Infrastructure & Economic Development Bank, RB, Class C, AMT, 3.50%, 01/01/65(c)(d)	12,000	12,004,039
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(c)(d)	50,020	27,010,800
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/42	10,000	10,154,186
AMT, Sustainability Bonds, 5.25%, 05/15/47	23,500	24,666,796
Series E, Subordinate, 5.00%, 05/15/50	8,950	9,605,332
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.50%, 05/15/47	7,000	7,446,244
AMT, Subordinate, 5.00%, 05/15/35	5,425	5,789,275
City of Los Angeles Department of Airports, Refunding RB
Class D, Subordinate, 5.00%, 05/15/48	26,500	28,735,999
Series D, Subordinate, 5.25%, 05/15/48	2,545	2,829,340
Series D, Subordinate, 5.25%, 05/15/51	23,810	25,941,059
County of Sacramento California Airport System Revenue, ARB
5.00%, 07/01/49	5,155	5,493,626
5.25%, 07/01/49	35,365	38,359,609
San Diego County Regional Airport Authority, ARB
AMT, 5.50%, 07/01/55	2,500	2,688,499
Series B, AMT, 5.00%, 07/01/47	2,250	2,264,267
Series B, AMT, 5.00%, 07/01/48	16,790	17,425,859
Series B, AMT, 5.25%, 07/01/50	18,790	19,869,585
Series B, AMT, Subordinate, 5.00%, 07/01/51	6,500	6,601,858
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class A, AMT, 5.25%, 05/01/49	7,400	7,831,281
Series A, AMT, 5.00%, 05/01/38	10,350	10,923,360
Series A, AMT, 5.00%, 05/01/47	35,700	35,950,889
Series A, AMT, 5.50%, 05/01/55	3,220	3,464,285
Series B, AMT, 5.00%, 05/01/46	36,820	36,859,158
Series D, AMT, 5.00%, 05/01/43	16,440	16,868,430
Security	Par (000)	Value
Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB (continued)
Series D, AMT, 5.25%, 05/01/48	$3,900	$ 3,971,565
Series E, AMT, 5.00%, 05/01/37	4,000	4,237,345
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series D, AMT, 5.50%, 05/01/55	17,245	18,553,292
		398,927,288
Utilities — 11.9%
City of Los Angeles California Wastewater System Revenue, Refunding RB
Series A, 5.00%, 06/01/44	10,000	11,306,161
Series A, Subordinate, 5.25%, 06/01/50	17,040	18,752,612
City of Modesto California Wastewater Revenue, RB, 5.00%, 11/01/50	6,975	7,487,687
City of San Francisco CA Public Utilities Commission Water Revenue Refunding RB, Series E, 5.25%, 11/01/55	15,000	16,334,886
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB
5.25%, 11/01/48	5,505	6,041,782
Class D, 5.00%, 11/01/51	30,775	33,101,916
East Bay Municipal Utility District Water System Revenue, RB
Series A, Sustainability Bonds, 5.00%, 06/01/42	11,000	11,269,867
Series A, Sustainability Bonds, 5.00%, 06/01/49	15,000	16,123,151
Series A, Sustainability Bonds, 5.00%, 06/01/50	20,000	21,658,080
Series A, Sustainability Bonds, 06/01/55(f)	12,600	13,511,408
Series A, Sustainability Bonds, 5.00%, 06/01/55	1,140	1,222,461
East Bay Municipal Utility District Water System Revenue, Refunding RB, Series B, 5.00%, 06/01/43	4,505	5,193,985
Imperial Irrigation District Electric System Revenue, Refunding RB, 5.00%, 11/01/50	7,275	7,809,738
Metropolitan Water District of Southern California, Refunding RB
Series A, 5.00%, 04/01/48	7,095	7,602,495
Series A, 5.00%, 10/01/49	5,000	5,179,843
Modesto Irrigation District, RB
Series A, 5.25%, 10/01/43	6,605	7,467,798
Series A, 5.25%, 10/01/48	5,055	5,495,666
Sacramento County Water Financing Authority, RB, 5.00%, 06/01/50	9,005	9,600,371
Sacramento Municipal Utility District, Refunding RB, Series H, Sustainability Bonds, 5.00%, 08/15/50	20,000	20,806,602
San Diego Public Facilities Financing Authority, RB
Series A, 5.00%, 05/15/49	3,390	3,650,713
Series A, Subordinate, 5.00%, 05/15/47	6,625	7,108,789
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.25%, 08/01/48	8,385	9,196,655
Series A, Subordinate, 5.00%, 08/01/43	1,000	1,044,175
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series A, Sustainability Bonds, 4.66%, 10/01/27	16,710	16,971,112
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series C, Sustainability Bonds, 5.00%, 10/01/49	5,550	6,001,989

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
San Jose Financing Authority, Refunding RB, Series B, Sustainability Bonds, 5.00%, 11/01/47	$2,000	$ 2,148,602
State of California Department of Water Resources. Refunding RB, Series A, 5.00%, 12/01/51	20,350	22,035,821
		294,124,365
Total Municipal Bonds in California		2,098,783,618
District of Columbia — 0.0%
Tobacco — 0.0%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(e)	2,125	511,013
Florida(c)(d)(h)(i) — 0.2%
Transportation — 0.2%
Florida Development Finance Corp., RB, Series A, AMT, 12.00%, 07/15/59	6,470	2,264,500
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32	4,785	1,674,750
Total Municipal Bonds in Florida		3,939,250
Ohio — 0.3%
Tobacco — 0.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	9,130	7,538,769
Puerto Rico — 4.8%
State — 3.2%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	829	885,409
Series A-1, Restructured, 5.75%, 07/01/31	805	894,178
Series A-1, Restructured, 4.00%, 07/01/35	1,723	1,751,113
Series A-1, Restructured, 4.00%, 07/01/37	1,479	1,480,614
Series A-1, Restructured, 4.00%, 07/01/41	431	417,957
Series A-1, Restructured, 4.00%, 07/01/46	2,091	1,885,131
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(e)	2,467	1,823,687
Commonwealth of Puerto Rico, Notes(c)
0.00%, 11/01/51(h)(i)	34,472	21,286,398
0.00%, 11/01/51	20,857	6,622,097
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	15,728	15,305,601
Series A-2, Restructured, 4.54%, 07/01/53	114	106,745
Series A-2, Restructured, 4.78%, 07/01/58	12,102	11,700,300
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	1,006,302
Series A-1, Restructured, 0.00%, 07/01/33	3,239	2,513,239
Series A-1, Restructured, 0.00%, 07/01/46	23,633	8,458,043
Series B-1, Restructured, 0.00%, 07/01/46	5,761	2,061,811
		78,198,625
Tobacco — 0.2%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(e)	89,730	4,405,609
Utilities(h)(i) — 1.4%
Puerto Rico Electric Power Authority, RB
Series A, 6.75%, 07/01/36	7,630	5,083,487
Security	Par (000)	Value
Utilities (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series A-3, 10.00%, 07/01/19	$2,137	$ 1,426,122
Series B-3, 10.00%, 07/01/19	2,137	1,426,122
Series C-1, 5.40%, 01/01/18	5,870	3,918,190
Series C-2, 5.40%, 07/01/18	5,871	3,918,824
Series C-3, 5.40%, 01/01/20	593	396,129
Series C-4, 5.40%, 07/01/20	593	396,129
Series CCC, 5.25%, 07/01/28	955	636,269
Series D-4, 7.50%, 07/01/20	4,342	2,898,474
Series TT, 5.00%, 07/01/26	1,285	856,131
Series WW, 5.50%, 07/01/17	1,315	877,762
Series WW, 5.50%, 07/01/18	1,155	770,962
Series WW, 5.50%, 07/01/19	935	624,113
Series WW, 5.38%, 07/01/24	875	584,063
Series WW, 5.25%, 07/01/33	885	589,631
Series WW, 5.50%, 07/01/38	1,170	779,512
Series XX, 5.25%, 07/01/17	645	429,731
Series XX, 5.25%, 07/01/35	400	266,500
Series XX, 5.75%, 07/01/36	555	369,769
Series XX, 5.25%, 07/01/40	745	496,356
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/27	3,150	2,098,687
Series AAA, 5.25%, 07/01/29	530	353,113
Series UU, 0.00%, 07/01/17(c)	395	263,663
Series UU, 0.00%, 07/01/18(c)	355	236,963
Series UU, 1.00%, 07/01/31(c)	2,765	1,842,181
Series YY, 6.13%, 07/01/40	4,060	2,704,975
Series ZZ, 5.00%, 07/01/28	990	659,588
Series ZZ, 5.00%, 12/29/49	925	617,438
		35,520,884
Total Municipal Bonds in Puerto Rico		118,125,118
Wisconsin — 0.4%
Transportation — 0.4%
Public Finance Authority, RB, Series A, AMT, Senior Lien, 5.75%, 07/01/49	10,245	10,808,367
Total Municipal Bonds — 91.0% (Cost: $2,235,065,375)		2,239,706,135

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(i)(j)	416,612	833,224
Total Warrants — 0.0% (Cost: $ — )		833,224
Total Long-Term Investments — 92.0% (Cost: $2,259,597,449)		2,265,071,559
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.72%(a)(b)	60,605,948	$ 60,612,009

	Par (000)
U.S. Treasury Obligations — 8.1%
U.S. Treasury Bills, 3.66%, 03/10/26(k)	$200,000	199,838,814
Total Short-Term Securities — 10.6% (Cost: $260,431,640)		260,450,823
Total Investments — 102.6% (Cost: $2,520,029,089)		2,525,522,382
Liabilities in Excess of Other Assets — (2.6)%		(63,578,226)
Net Assets — 100.0%		$ 2,461,944,156

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Zero-coupon bond.
(f)	When-issued security.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 186,656,608	$ —	$ (126,044,599)(a)	$ —	$ —	$ 60,612,009	60,605,948	$ 1,526,262	$ —
iShares California Muni Bond ETF	—	24,532,074	—	—	126	24,532,200	420,000	—	—
				$ —	$ 126	$ 85,144,209		$ 1,526,262	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock California Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)
pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 24,532,200	$ —	$ —	$ 24,532,200
Municipal Bonds	—	2,239,706,135	—	2,239,706,135
Warrants	—	—	833,224	833,224
Short-Term Securities
Money Market Funds	60,612,009	—	—	60,612,009
U.S. Treasury Obligations	—	199,838,814	—	199,838,814
	$85,144,209	$2,439,544,949	$833,224	$2,525,522,382

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
MT	Mandatory Tender
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SAP	Subject to Appropriations
ST	Special Tax
Schedule of Investments